Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of reportable segments | Segment	2
Revenues	$ 611.6	$ 478.2	$ 440.1
United States
Segment Reporting Information [Line Items]
Revenues	306.3	215.5	198.3
France
Segment Reporting Information [Line Items]
Revenues	$ 158.8	$ 134.5	$ 128.0